UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09275

GARTMORE MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)
94 NORTH BROADWAY, IRVINGTON, NY 10533
(Address of principal executive offices)                     (Zip code)
MARK P. BRONZO
94 NORTH BROADWAY
IRVINGTON NY, 10533
(Name and address of agent for service)

Registrant’s telephone number, including area code: (914) 674-5700

Date of fiscal year end: 06/30/05

Date of reporting period: 03/31/2005

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

          File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 — 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Gartmore Focus Fund
Statement of Investments
March 31, 2005
(Unaudited)

	Shares
	or
	Principal
	Amount	Value
COMMON STOCKS (98.0%)
Basic Materials (2.3%)
Monsanto Co.	4,174	$269,223

Consumer Cyclical (15.5%)
Harrah’s Entertainment, Inc.	5,915	381,991
J.C. Penney Co., Inc.	5,465	283,743
Lowe’s Cos., Inc.	6,099	348,192
Staples, Inc.	11,443	359,653
Starwood Hotels & Resorts Worldwide, Inc.	6,768	406,283

		1,779,862

Consumer Staples (10.6%)
Gillette Co.	9,033	455,986
PepsiCo, Inc.	8,345	442,535
Wal-Mart Stores, Inc.	6,478	324,613

		1,223,134

Energy (2.3%)
Baker Hughes, Inc.	5,880	261,601

Finance (11.1%)
American Express Co.	6,491	333,443
Bank of America Corp.	10,132	446,821
Merrill Lynch & Co., Inc.	8,754	495,476

		1,275,740

Healthcare (22.4%)
Abbott Laboratories	8,673	404,335
Aetna, Inc.	5,976	447,901
Caremark Rx, Inc. (b)	12,154	483,486
Fisher Scientific International, Inc. (b)	5,602	318,866
Johnson & Johnson	7,091	476,232
Medtronic, Inc.	8,854	451,111

		2,581,931

Industrials (12.9%)
Caterpillar, Inc.	3,540	323,698
General Electric Co.	13,087	471,918
Tyco International Ltd.	9,998	337,932
United Technologies Corp.	3,402	345,847

		1,479,395

Technology (20.9%)
Adobe Systems, Inc.	5,536	371,853
Dell, Inc. (b)	8,772	337,020
EMC Corp. (b)	25,062	308,764
Intel Corp.	16,655	386,896
Juniper Networks, Inc. (b)	16,285	359,247
QUALCOMM, Inc.	10,703	392,265
Yahoo, Inc. (b)	7,173	243,165

		2,399,210

Total COMMON STOCKS		11,270,096

CASH EQUIVALENTS (1.9%)
Investments in repurchase agreements	$217,926	217,926

(Collateralized by AA Corporate Bonds, in a joint trading account at 2.80%, dated 03/31/05, due 04/01/05, repurchase price $217,943)

Total CASH EQUIVALENTS		217,926

Total Investments (Cost $11,086,199) (a) - 99.9%		11,488,022
Other assets in excess of liabilities - 0.1%		11,657

NET ASSETS - 100.0%		$11,499,679

(a)	Cost for federal income tax purposes is $11,986,630 and differs from cost basis for financial reporting purposes by the amount of the losses recognized in excess of federal income tax reporting of approximately $900,431. Cost for federal tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$711,674
Unrealized depreciation	(1,210,283)

Net unrealized appreciation (depreciation)	$(498,609)

(b)	Denotes a non-income producing security.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GARTMORE MUTUAL FUNDS II, Inc.

By (Signature and Title)	/s/	MARK P. BRONZO
	Name:	Mark P. Bronzo
	Title:	Chairman, President, & Chief Executive Officer
	Date:	May 26, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/	DANIEL W. PORTANOVA
	Name:	Daniel W. Portanova
	Title:	Senior Vice President, Treasurer, & Chief Operating Officer
	Date:	May 26, 2005

By (Signature and Title)*	/s/	MARK P. BRONZO
	Name:	Mark P. Bronzo
	Title:	Chairman, President, & Chief Executive Officer
	Date:	May 26, 2005